Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Advertising expenses	$ 147,798,957	$ 68,471,237	$ 12,858,629